Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ASSETS
Prepaid expenses and other current assets, net		¥ 13,571	$ 1,938	¥ 11,069
Total assets		390,094	55,782	305,611
LIABILITIES
Accrued expenses and other current liabilities		26,434	3,780	19,138
TOTAL LIABILITIES		332,657	47,569	238,172
Shareholders’ equity
Additional paid-in capital		377,704	54,011	220,285
Accumulated deficit		(328,688)	(47,002)	(155,215)
Accumulated other comprehensive loss		(390)	(56)
Total shareholders’ equity		48,654	6,957	65,097
TOTAL LIABILITIES AND EQUITY		390,094	55,782	305,611
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[1]	4	1	4
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[1]	24	$ 3	23
Parent Company [Member]
ASSETS
Cash		2
Prepaid expenses and other current assets, net		14,038
Investment in subsidiaries		41,527		65,097
Total assets		55,567		65,097
LIABILITIES
Accrued expenses and other current liabilities		6,913
TOTAL LIABILITIES		6,913
Shareholders’ equity
Additional paid-in capital		377,704		220,285
Accumulated deficit		(328,688)		(155,215)
Accumulated other comprehensive loss		(390)
Total shareholders’ equity		48,654		65,097
TOTAL LIABILITIES AND EQUITY		55,567		65,097
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[2]	4		4
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares value	[2]	¥ 24		¥ 23

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).
[2]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).